Preferred and Common Stock - Stock-based compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		10 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Oct. 24, 2015	Oct. 24, 2014	Oct. 31, 2013	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 264	$ 662	$ 528	$ 1,318
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of restricted shares, number of shares							2,100,000
Vesting period							3 years
Vesting percentage per year							33.33%
Restricted stock grant date fair value							$ 3.99
Restricted stock grant date fair value, total amount							$ 8,379
Vested during the period					700,001	699,994
Restricted shares outstanding	700,005		700,005					1,400,006
Compensation cost relating to service conditions of non-vested restricted stock	$ 295		$ 295
Restricted stock weighted average period of recognition			3 months 24 days
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation - stock option issued							1,500,000
Stock options - exercise price							$ 3.91
Stock options - expiration term							10 years
Option pricing model							Adjusted Black-Scholes models
Stock options grant date fair value							$ 0.79
Stock options fair value amount							$ 1,188
Stock options outstanding	1,500,000		1,500,000
Compensation cost relating to service conditions of non-vested stock options	$ 42		$ 42
Stock options weighted average period of recognition			7 years 3 months 24 days